Fair value (Tables)	12 Months Ended
Dec. 31, 2022
Fair value
Schedule of carrying value and fair value of the financial assets

	Carrying value			Fair value
in 000€	2022	2021	2020	2022	2021	2020
Financial assets
Financial assets measured at amortized cost
Trade receivables (current)	51,043	41,541	30,871	51,043	41,541	30,871
Other financial assets (non-current)	404	2,696	712	404	2,696	712
Other current non-trade receivables	2,021	1,696	1,618	2,021	1,696	1,618
Cash & cash equivalents	140,867	196,028	111,538	140,867	196,028	111,538
Total financial assets measured at amortised cost	194,335	241,961	144,739	194,335	241,961	144,739
Financial assets at fair value through profit or loss
Derivatives	261	1,770	23
Convertible loan	3,494	3,560	6,203
Total financial assets measured at fair value through profit and loss	3,755	5,330	6,226
Financial assets at fair value through OCI
Non-listed equity investments	307	399	3,842
Total financial assets at fair value through OCI	307	399	3,842

Schedule of carrying value and fair value of the financial liabilities

	Carrying value			Fair value
in 000€	2022	2021	2020	2022	2021	2020
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	80,980	99,108	115,110	78,848	100,417	116,843
Trade payables	23,230	20,171	17,698	23,230	20,171	17,698
Other liabilities excl. written put option on NCI	330	485	1,276	330	485	1,275
Total financial liabilities measured at amortized cost	104,540	119,764	134,084	102,408	121,073	135,816
Financial liabilities measured at fair value
Contingent consideration	—	—	—	—	—	—
Cash settled share based payments	9	147	1,223
Written put option on NCI	—	—	875
Derivatives	—	118	140
Total financial liabilities measured at fair value	9	265	2,238
Total non-current	61,020	79,905	98,543
Total current	43,529	40,124	37,779

Schedule of financial assets at fair value through profit or loss

Convertible Loans Ditto & Fluidda	Fair Value Evolution
in 000€	2022	2021	2020
As of 1 January	3,560	6,203	2,750
Addition	—	—	2,830
Remeasurement	(316)	—	316
Capitalized interests	250	—	307
Reimbursement Ditto convertible loan	—	(2,643)	—
As of 31 December	3,494	3,560	6,203

Schedule of financial liabilities at fair value through profit or loss

Written Put Option on NCI RapdFit+	Fair Value Evolution
in 000€	2022	2021	2020
As of 1 January	—	875	875
Remeasurement	—	—	—
Payout put-option PMV	—	(875)	—
As of 31 December	—	—	875